Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current
Other receivables	$ 886	$ 42,483
Loss allowance	0	0
Trade and other receivable, Before tax	886	42,483
GST Receivables	13,832	21,877
Trade and other receivable, Net	$ 14,718	$ 64,360